Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables
Trade and Other Receivables

5. Trade and Other Receivables

Trade and other receivables consisted of the following:

	As of
	December 31,
	2022	2023
Due from charterers	2,999	6,374
Accrued income	4,440	8,708
Insurance claims	1,125	3,433
Other receivables	2,621	5,929
Total	11,185	24,444

Accrued income represents net revenues receivable from charterers, which have not yet been invoiced; all other amounts not yet invoiced are included under Other receivables.